Current Liabilities (Tables)	9 Months Ended
Sep. 30, 2022
Current liabilities
Summary of deferred income

	September 30,	December 31,
	2022	2021

	2022	2021
	€ 1,000	€ 1,000

Eli Lilly up-front payment and premium on equity consideration	19,441	19,143
Yarrow up-front payment and premium on equity consideration	—	73
Foundation for Fighting Blindness grant	444	561
Horizon 2020 grant	—	25

Total deferred income	19,885	19,802
Current portion	(8,624)	(5,115)
	11,261	14,687